Non-controlling interests	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Non-controlling interests
38.
Non-controlling
interests

Total
non-controlling
interests includes the following individually material
non-controlling
interests. Other
non-controlling
interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information in respect of the ViiV Healthcare sub-group
is as follows:

	2020	2019	2018
	£m	£m	£m
Turnover	4,848	4,816	4,665
Profit after taxation	762	2,574	560
Other comprehensive income/(expense)	33	(29)	19

Total comprehensive income	795	2,545	579

	2020	2019
	£m	£m
Non-current assets	2,564	2,660
Current assets	2,405	2,905

Total assets	4,969	5,565

Current liabilities	(2,748)	(2,742)
Non-current liabilities	(8,343)	(7,811)

Total liabilities	(11,091)	(10,553)

Net liabilities	(6,122)	(4,988)

	2020	2019	2018
	£m	£m	£m
Net cash inflow from operating activities	2,249	2,375	2,212
Net cash outflow from investing activities	(294)	(202)	(237)
Net cash outflow from financing activities	(2,483)	(1,947)	(1,982)

(Decrease)/increase in cash and bank overdrafts in the year	(528)	226	(7)

The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £762 million (2019 – £2,574 million; 2018 – £560 million) is stated after charging preferential dividends payable to GSK, Shionogi and Pfizer and after a charge of £1,112 million (2019 – £37 million; 2018 – £1,194 million) for remeasurement of contingent consideration payable. This consideration is expected to be paid over a number of years.
The following amounts attributable to the ViiV Healthcare group are included in GSK’s Financial statements:

	2020	2019	2018
	£m	£m	£m
Share of profit for the year attributable to non-controlling interest	223	482	254
Dividends paid to non-controlling interest	419	310	332
Non-controlling interest in the Consolidated balance sheet	(539)	(344)	(543)
Consumer Healthcare Joint Venture
GSK holds 68% of the Consumer Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information in respect of the Consumer Healthcare sub-group
is as follows:

	2020	2019
	£m	£m
Turnover	9,837	4,240
Profit after taxation	1,219	150
Other comprehensive expenses	(266)	(721)

Total comprehensive income/(expenses)	953	(571)

	2020	2019
	£m	£m
Non-current assets	29,134	29,899
Current assets	4,918	5,713

Total assets	34,052	35,612

Current liabilities	(4,254)	(4,219)
Non-current liabilities	(3,890)	(4,027)

Total liabilities	(8,144)	(8,246)

Net assets	25,908	27,366

	2020	2019
	£m	£m
Net cash inflow from operating activities	1,419	1,014
Net cash inflow/(outflow) from investing activities	1,018	(776)
Net cash outflow from financing activities	(2,437)	(78)

Increase in cash and bank overdraft in the year/period	—	160

The above financial information relates to the Consumer Healthcare Joint Venture on a stand-alone basis for the year ended 31 December 2020 (2019: for the period from its formation on 31 July 2019 to December 2019), before the impact of Group-related adjustments and the classification of cash pooling accounts with Group companies outside the Consumer Healthcare Joint Venture but after Major restructuring charges.
The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s Financial statements:

	2020	2019
	£m	£m
Share of profit for the year/period attributable to non-controlling interest	374	69
Dividends paid to non-controlling interest	735	—
Non-controlling interest in the Consolidated balance sheet	6,538	6,911